Taxes On Income (Schedule Of Deferred Taxes As Reflected In The Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current deferred income tax assets	$ 36,561	$ 40,332
Current deferred income tax liabilities	545	3,237
Non-current deferred income tax assets	52,619	60,224
Non-current deferred income tax liabilities	$ 26,360	$ 25,377